Revenues - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue from Contract with Customer [Abstract]
Contract assets, beginning	$ 1,140
Contract assets, ending	1,188
Change in contract assets - increase	(48)	$ 711
Contract liabilities, beginning	145
Contract liabilities, ending	431
Change in contract liabilities - increase	286	$ (200)
Net change	$ 238